Quarterly Report
September 30, 2022
MFS®  Technology Portfolio
MFS® Variable Insurance Trust II
TKS-Q3

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.0%
Brokerage & Asset Managers – 2.3%
Charles Schwab Corp.	15,203	$1,092,639
CME Group, Inc.	3,663	648,827
Tradeweb Markets, Inc.	6,447	363,740
		$2,105,206
Business Services – 16.9%
Accenture PLC, “A”	8,379	$2,155,917
Endava PLC, ADR (a)	9,980	804,687
Equifax, Inc.	3,238	555,090
Fidelity National Information Services, Inc.	21,736	1,642,590
FleetCor Technologies, Inc. (a)	6,363	1,120,970
Global Payments, Inc.	27,047	2,922,429
Morningstar, Inc.	2,128	451,817
MSCI, Inc.	1,202	506,992
Paya, Inc. (a)	115,845	707,813
PayPal Holdings, Inc. (a)	18,001	1,549,346
TaskUs, Inc., “A” (a)	18,200	293,020
Thoughtworks Holding, Inc. (a)	45,495	477,243
TransUnion	5,755	342,365
Verisk Analytics, Inc., “A”	4,850	827,070
WEX, Inc. (a)	11,014	1,398,117
		$15,755,466
Cable TV – 0.4%
Charter Communications, Inc., “A” (a)	1,358	$411,949
Computer Software – 25.2%
Activision Blizzard, Inc.	16,183	$1,203,044
Adobe Systems, Inc. (a)	7,976	2,194,995
Asana, Inc. (a)	1,417	31,500
Atlassian Corp. PLC, “A” (a)	2,259	475,723
Avalara, Inc. (a)	3,862	354,531
Black Knight, Inc. (a)	16,766	1,085,263
Dun & Bradstreet Holdings, Inc.	44,871	555,952
Freshworks, Inc, “A” (a)(l)	6,409	83,125
Intuit, Inc.	6,142	2,378,919
Microsoft Corp. (s)	50,952	11,866,721
Palo Alto Networks, Inc. (a)	1,125	184,264
Paycor HCM, Inc. (a)	12,012	355,075
Qualtrics International, “A” (a)	8,196	83,435
RAKUS Co. Ltd.	12,600	116,203
RingCentral, Inc. (a)	5,152	205,874
Salesforce, Inc. (a)	12,944	1,861,865
Topicus.com, Inc. (a)	7,467	359,039
		$23,395,528
Computer Software - Systems – 6.8%
Apple, Inc. (s)	8,654	$1,195,983
Arista Networks, Inc. (a)	2,983	336,751
Constellation Software, Inc.	597	830,700
Descartes Systems Group, Inc. (a)	12,222	776,046
Hitachi Ltd.	13,700	580,089
HubSpot, Inc. (a)	1,437	388,162
Nuvei Corp. (a)	5,801	156,917
Q2 Holdings, Inc. (a)	7,418	238,860
ServiceNow, Inc. (a)	4,236	1,599,556

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Shopify, Inc. (a)	9,491	$255,688
		$6,358,752
Consumer Services – 2.7%
Booking Holdings, Inc. (a)	1,529	$2,512,468
Electronics – 6.6%
Advanced Micro Devices (a)(s)	19,318	$1,223,989
KLA Corp.	3,463	1,048,008
Lam Research Corp.	1,974	722,484
Marvell Technology, Inc.	27,442	1,177,536
Micron Technology, Inc.	942	47,194
NVIDIA Corp.	15,490	1,880,331
		$6,099,542
Insurance – 3.1%
Aon PLC	4,081	$1,093,177
Arthur J. Gallagher & Co.	10,563	1,808,597
		$2,901,774
Internet – 11.9%
Alphabet, Inc., “A” (a)(s)	91,107	$8,714,384
Gartner, Inc. (a)	2,675	740,146
Meta Platforms, Inc., “A” (a)	5,661	768,084
Pinterest, Inc. (a)	6,244	145,485
Tencent Holdings Ltd.	20,000	675,440
		$11,043,539
Leisure & Toys – 1.0%
Take-Two Interactive Software, Inc. (a)	8,184	$892,056
Medical & Health Technology & Services – 0.1%
Guardant Health, Inc. (a)	1,324	$71,271
Medical Equipment – 0.5%
Bio-Techne Corp.	435	$123,540
Maravai Lifesciences Holdings, Inc., “A” (a)	13,171	336,256
		$459,796
Other Banks & Diversified Financials – 7.6%
Mastercard, Inc., “A”	16,237	$4,616,828
S&P Global, Inc.	1,882	574,669
Visa, Inc., “A”	10,678	1,896,947
		$7,088,444
Specialty Stores – 9.7%
Amazon.com, Inc. (a)(s)	80,202	$9,062,826
Telecommunications - Wireless – 0.2%
SBA Communications Corp., REIT	658	$187,300
Total Common Stocks		$88,345,917
Investment Companies (h) – 5.0%
Money Market Funds – 5.0%
MFS Institutional Money Market Portfolio, 2.64% (v)	4,680,415	$4,680,883

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.3%
Special Products & Services – 0.3%
Invesco QQQ Trust Series I – March 2023 @ $295	Put	Exchange Traded	$ 1,977,724	74	$257,594
Issuer	Shares/Par
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07% (j)	14,126	$14,126

Other Assets, Less Liabilities – (0.3)%		(255,542)
Net Assets – 100.0%		$93,042,978
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,680,883 and $88,617,637, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At September 30, 2022, the fund had cash collateral of $53,467 and other liquid securities with an aggregate value of $1,853,219 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$84,048,702	$—	$—	$84,048,702
Canada	2,378,390	—	—	2,378,390
United Kingdom	804,687	—	—	804,687
Japan	—	696,292	—	696,292
China	—	675,440	—	675,440
Mutual Funds	4,695,009	—	—	4,695,009
Total	$91,926,788	$1,371,732	$—	$93,298,520
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,118,400	$25,106,130	$23,544,105	$(239)	$697	$4,680,883
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$29,185	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.